GOODWILL AND INTANGIBLE ASSETS (Details Narrative) $ in Millions	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense, 2021	$ 11.9
Amortization expense, 2022	15.8
Amortization expense, 2023	15.7
Amortization expense, 2024	15.7
Amortization expense, 2025	$ 15.7